Condensed individual financial information of Companhia Paranaense de Energia - Copel (Tables)	12 Months Ended
Dec. 31, 2023
Individual Financial Information Of Companhia Paranaense De Energia - Copel
Schedule of condensed statements of financial position

ASSETS	12.31.2023	12.31.2022
Current assets
Cash and cash equivalents	2,231,413	199,877
Bonds and securities	93	93
Dividends receivables (41.5.3)	1,942,406	824,143
Other current receivables	2,431	977
Income tax and social contribution	113,532	107,523
Prepaid expenses	1,897	855
Receivable from related parties (41.5.1)	54	47,404
	4,291,826	1,180,872
Assets held for sale	528,195	-
	4,820,021	1,180,872

Noncurrent assets
Other temporary investments	31,728	25,619
Judicial deposits	143,371	138,747
Other current receivables	18	18
Deferred tax assets	359,485	333,877
Other noncurrent recoverable taxes	41,078	39,810
Receivables from related parties (41.5.1)	35,507	-
	611,187	538,071

Investments (41.5.2)	19,906,237	20,339,344
Property, Plant and Equipment, net	8,424	7,948
Intangible Assets	6,336	4,724
Right-of-use asset	6,692	4,586

	20,538,876	20,894,673

Total assets	25,358,897	22,075,545

LIABILITIES	12.31.2023	12.31.2022
Current liabilities
Payroll, social charges and accruals	30,608	6,605
Related parties (41.5.1)	1,838	1,838
Suppliers (41.5.6)	4,530	5,373
Income tax and social contribution	183	-
Other taxes payable	476	28,690
Dividends payable	464,147	344,251
Post employment benefits	3,842	2,957
Lease liability	405	436
Other accounts payable	15,136	558
Provisions for legal claims	336,000	-
	857,165	390,708

Noncurrent liabilities
Related parties (41.5.1)	5,851	5,851
Other taxes due	4,030	3,676
Post employment benefits	47,537	23,890
Lease liability	6,681	4,373
Other accounts payable	25,297	25,241
Provisions for legal claims (41.5.4)	526,183	804,442
	615,579	867,473

Equity
Share capital	12,821,758	10,800,000
Equity valuation adjustments	307,050	593,382
Legal reserves	1,625,628	1,512,687
Retained earnings	9,000,506	7,911,295
Additional dividends proposed	131,211	-
Accumulated profit	-	-
	23,886,153	20,817,364

Total liabilities and equity	25,358,897	22,075,545

Schedule of condensed statements of income

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Operating revenues (expenses)
General and administrative expenses	(177,097)	(111,665)	(126,172)
Other revenues (expenses), net	(38,990)	(441,601)	(86,344)
Result of equity in investees	2,332,609	1,746,263	3,364,033
	2,116,522	1,192,997	3,151,517

Operating income before financial results	2,116,522	1,192,997	3,151,517

Financial income (expenses)
Financial revenues	145,881	57,658	304,809
Financial expenses	(115,669)	(177,375)	(112,332)
	30,212	(119,717)	192,477

Operating income	2,146,734	1,073,280	3,343,994

Income tax and social contribution
Income tax and social contribution	(5,737)	-	67,641
Deferred income tax and social contribution	17,080	164,539	30,250
	11,343	164,539	97,891

Net income from continuing operations	2,158,077	1,237,819	3,441,885

Discontinued operations
Net income (loss) from discontinued operations	100,733	(125,812)	1,510,688

Net income	2,258,810	1,112,007	4,952,573

Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Common shares	0.75215	0.43170	1.09201
Class A preferred shares	0.87237	0.55106	1.28802
Class B preferred shares	0.76906	0.46509	1.38297

Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Common shares	0.78574	0.38839	1.61429
Class A preferred shares	0.90931	0.50343	1.86252
Class B preferred shares	0.80600	0.41745	1.95747

Schedule of condensed statements of comprehensive income

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
NET INCOME	2,258,810	1,112,007	4,952,573
Other comprehensive income
Items that will never be reclassified to profit or loss
Gain (losses) on actuarial liabilities
Post employment benefits	(25,082)	(11,336)	(3,257)
Post employment benefits - equity	(234,283)	209,991	154,751
Taxes on other comprehensive income	8,528	3,854	1,107
Items that may be reclassified to profit or loss
Adjustments related to financial assets - equity	(2,942)	4,757	-
Total comprehensive income, net of taxes	(253,779)	207,266	152,601
TOTAL COMPREHENSIVE INCOME	2,005,031	1,319,273	5,105,174

Schedule of condensed statements of cash flows

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Net cash generated from operating activities	811,605	3,079,427	2,892,312

Cash flow from investing activities
Financial investments	(6,109)	(5,636)	2,399
Loans and financing granted to related parties	(236,024)	(146,063)	-
Receipt of loans and financing granted to related parties	282,087	100,000	33,899
Additions in investments	(61,950)	(4,829)	(503,202)
Capital reduction of investees.	-	-	82,330
Additions to property, plant and equipment	(1,659)	(4,436)	(1,847)
Additions to intangible	(1,742)	(1,592)	(1,771)

Net cash used in investing activities from continuing operations	(25,397)	(62,556)	(388,192)

Net cash generated by investment activities from discontinued operations	(35,000)	-	2,506,837

Net cash used from investing activities	(60,397)	(62,556)	2,118,645

Cash flow from financing activities
Amortization of principal - loans and financing	-	(774,899)	-
Amortization of principal - debentures	-	(500,000)	(300,000)
Amortization of principal - Lease liabilities	(512)	(378)	(317)
Amortization of principal of related parties liabilities	-	-	(280,000)
Dividends and interest on capital paid	(750,371)	(2,167,769)	(3,847,288)

Net cash used in financing activities	(750,883)	(3,443,046)	(4,427,605)

Total effects on cash and cash equivalents	325	(426,175)	583,352

Cash and cash equivalents at the beginning of the period	199,877	626,052	42,700
Cash and cash equivalents at the end of the period	2,231,413	199,877	626,052

Change in cash and cash equivalents	2,031,536	(426,175)	583,352

Schedule of outstanding balances with related parties

	12.31.2023	12.31.2022
Assets
Structure sharing (a)	54	-
Jandaíra Wind Complex - loan agreement (b)	-	47,404
UEGA - loan agreement (c)	35,507	-
	35,561	47,404
Liabilities
Structure sharing (a)	1,838	1,838
Elejor advance	5,851	5,851
	7,689	7,689

Schedule of investments in subsidiaries

	12.31.2023	12.31.2022
Copel Geração e Transmissão	12,551,604	12,790,070
Copel Distribuição	6,782,865	6,610,274
Copel Serviços	54,323	8,635
Copel Comercialização	342,204	418,780
UEG Araucária	-	55,414
Compagas	-	284,135
Elejor	9,235	9,990
Other investments (a)	166,006	162,046
	19,906,237	20,339,344

(a)	The information regarding joint ventures, associates and other investments are presented in Note 15.

Schedule of dividends receivable

	12.31.2023	12.31.2022
Subsidiaries
Copel Geração e Transmissão	1,274,433	372,899
Copel Distribuição	460,904	265,574
Copel Comercialização	185,341	39,626
Compagas	12,400	136,246
UEG Araucária	8,756	7,746

Joint ventures and Associates
Voltália	-	1,032
Dona Francisca	514	831
Solar Paraná	-	48

Other investments	58	141
	1,942,406	824,143

Schedule of provisions for risks

	12.31.2023	12.31.2022
Tax Claim	167,062	159,235
Labor	4,812	3,514
Employee benefits	290	745
Civil	690,019	640,948
	862,183	804,442

Schedule of restricted subsidiaries net assets

	12.31.2023	12.31.2022
Copel Geração e Transmissão	12,748,168	12,790,070
Copel Distribuição	6,782,866	6,610,274
Compagas	514,666	557,130
UEG Araucária	317,611	272,981
	20,363,311	20,230,455

Schedule of expected undiscounted settlement values of the liabilities

	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
12.31.2023
Suppliers	4,522	8	-	-	-	4,530
	4,522	8	-	-	-	4,530